Accounts Payable	12 Months Ended
Dec. 31, 2019
Accounts Payable Current [Abstract]
Accounts Payable
13.	ACCOUNTS PAYABLE

Accounts payable consist of:

	December 31,
	2018	2019
Amount due to customers of Hong Kong brokerage business	$2,748,745	$6,552,742
Amount due to sales agents	114,408	112,555
Others	84,053	75,884
	$2,947,206	$6,741,181